Convertible Notes Payable (Details 4) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Amount Converted	$ 199,959	$ 369,322	$ 401,582	$ 446,109
Shares of Common Stock Issued	27,841,559		113,585
10% Convertible Note Payable Due September 30, 2016 [Member]
Amount Converted	$ 1,920
Shares of Common Stock Issued	192,000
December 22, 2015 [Member] | 10% Convertible Note Payable Due September 30, 2016 [Member]
Amount Converted	$ 1,920
Shares of Common Stock Issued	192,000